Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three Months Ended March 31, 2017 and 2018 - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenue	$ 0	$ 0
Operating expenses:
Research and development, including patent cost of $42,259 expensed for the three months ended March 31, 2017	(14,074)	(46,747)
General and administrative	(728)	(1,044)
Loss from operations	(14,802)	(47,791)
Foreign exchange gain, net	332	74
Interest income	73	5
Other income	316
Loss before income tax	(14,081)	(47,712)
Income tax benefit
Net loss	(14,081)	(47,712)
Less: Net loss attributable to noncontrolling interests	(425)	(316)
Net loss attributable to BeyondSpring Inc.	$ (13,656)	$ (47,396)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.61)	$ (2.66)
Weighted-average shares outstanding
Basic and diluted (in shares)	22,211,762	17,834,676
Other comprehensive loss
Foreign currency translation adjustment loss	$ 65	$ 4
Comprehensive loss	(14,146)	(47,716)
Less: Comprehensive loss attributable to noncontrolling interests	(394)	(315)
Comprehensive loss attributable to BeyondSpring Inc.	$ (13,752)	$ (47,401)